Revenue From Contracts With Customers (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue

The following table presents the Company’s revenues disaggregated into categories based on the nature of such revenues (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Subscriptions	$39,511	$—	$39,511	$—
Advertisements	4,323	—	4,323	—
Software licenses, net – Nexway eCommerce Solutions	—	—	7,295	—
Other	338	—	338	—
Total revenue	$44,172	$—	$51,467	$—